WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 79.3%
	MONEY MARKET FUNDS - 79.3%
18,059,614	First American Government Obligations Fund, Class X, 3.57%(a),(c)			$ 18,059,614
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,059,614)			18,059,614

	TOTAL INVESTMENTS - 79.3% (Cost $18,059,614)			$ 18,059,614
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.7%			4,701,473
	NET ASSETS - 100.0%			$ 22,761,087

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CBOT Corn Future(c)	07/15/2026	$ 70,238	$ (850)
3	CBOT Corn Future(c)	09/15/2026	70,537	(1,188)
6	CBOT Soybean Future(c)	07/15/2026	355,800	(8,125)
4	CBOT Soybean Future(c)	11/16/2026	231,500	1,612
4	CBOT Soybean Meal Future(c)	07/15/2026	125,720	(4,310)
12	CBOT Soybean Oil Future(c)	07/15/2026	495,936	23,580
6	CBOT Soybean Oil Future(c)	12/15/2026	235,080	8,592
4	CBOT Wheat Future(c)	07/15/2026	125,300	2,725
2	CBOT Wheat Future(c)	09/15/2026	63,825	2,000
31	CME Australian Dollar Currency Future	06/16/2026	2,133,575	(60,343)
8	CME British Pound Currency Future	06/16/2026	661,300	(7,778)
5	CME Canadian Dollar Currency Future	06/17/2026	360,000	(8,610)
1	CME Feeder Cattle Future(c)	08/28/2026	182,213	463
6	CME Lean Hogs Future(c)	06/15/2026	252,120	(10,820)
9	CME Lean Hogs Future(c)	07/16/2026	386,010	(16,870)
7	CME Live Cattle Future(c)	07/01/2026	681,170	17,050
4	CME Live Cattle Future(c)	09/01/2026	383,680	11,780
13	CME Mexican Peso Currency Future	06/16/2026	359,840	(2,515)
1	CME Swiss Franc Currency Future	06/16/2026	157,475	(3,963)
1	COMEX Copper Future(c)	07/30/2026	141,638	2,575
1	COMEX Gold 100 Troy Ounces Future(c)	06/29/2026	467,860	(45,420)
1	Euronext Milling Wheat Future(c)	05/12/2026	11,833	(159)
1	Euronext Milling Wheat Future(c)	09/11/2026	12,454	(59)
2	Euronext Milling Wheat Future(c)	12/11/2026	25,717	419
1	Euronext Rapeseed Future(c)	05/01/2026	29,719	1,552
1	Euronext Rapeseed Future(c)	08/03/2026	29,357	2,187
1	FTSE 100 Index Future	06/22/2026	134,990	(1,431)
1	ICE Brent Crude Oil Future(c)	06/01/2026	96,170	1,780
1	ICE Brent Crude Oil Future(c)	07/01/2026	90,170	(1,150)
1	ICE Gas Oil Future(c)	05/13/2026	123,925	28,425

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	ICE Gas Oil Future(c)	06/12/2026	$ 110,200	$ 13,675
1	ICE US MSCI Emerging Markets EM Index Futures	06/22/2026	72,730	(2,140)
4	KCBT Hard Red Winter Wheat Future(c)	07/15/2026	129,750	4,800
2	KCBT Hard Red Winter Wheat Future(c)	09/15/2026	66,175	1,350
1	LME Copper Future(c)	06/16/2026	308,338	(22,412)
2	LME Nickel Future(c)	06/16/2026	205,032	(7,086)
9	LME Primary Aluminum Future(c)	06/16/2026	783,481	81,745
2	LME Zinc Future(c)	06/16/2026	162,150	(3,801)
2	MDE Crude Palm Oil Future(c)	06/16/2026	59,620	3,229
1	MDE Crude Palm Oil Future(c)	07/16/2026	29,810	1,758
4	MIAX Futures Onyx Hard Red Spring Wheat Futures(c)	05/15/2026	131,699	3,599
2	MIAX Futures Onyx Hard Red Spring Wheat Futures(c)	07/15/2026	67,275	1,937
1	Montreal Exchange S&P/TSX 60 Index Future	06/22/2026	274,231	(983)
1	NYMEX Light Sweet Crude Oil Future(c)	05/20/2026	93,160	18,430
1	NYMEX Light Sweet Crude Oil Future(c)	06/23/2026	86,530	15,280
1	NYMEX NY Harbor ULSD Futures(c)	06/01/2026	157,118	2,932
1	NYMEX NY Harbor ULSD Futures(c)	07/01/2026	145,051	8,379
1	NYMEX Platinum Future(c)	07/30/2026	98,510	4,570
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	06/01/2026	256,671	6,166
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	07/01/2026	122,056	1,835
1	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	05/01/2026	10,659	(201)
13	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	06/01/2026	137,124	(1,161)
11	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	07/01/2026	115,027	(1,148)
5	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	08/03/2026	51,890	(400)
1	SGX FTSE Taiwan Index Futures	04/30/2026	103,320	(5,658)
3	SGX MSCI Singapore Index Future	04/30/2026	101,871	56
1	TSE TOPIX (Tokyo Price Index) Future	06/12/2026	220,776	(7,418)
3	WCE Canola Future(c)	05/15/2026	31,557	558
1	WCE Canola Future(c)	07/15/2026	10,702	211
	TOTAL LONG FUTURES CONTRACTS			$ 49,251

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	3 Month Euro Euribor Future	12/15/2026	$ 1,404,011	$ 3,403
6	3 Month Euro Euribor Future	09/14/2027	1,685,680	2,432
5	3 Month Euro Euribor Future	06/20/2028	1,405,528	1,239
6	3 Month Euro Euribor Future	06/15/2027	1,684,639	3,111
2	3 Month Euro Euribor Future	03/20/2029	561,864	388
6	3 Month Euro Euribor Future	03/14/2028	1,686,807	1,806
6	3 Month Euro Euribor Future	03/16/2027	1,684,293	3,741
6	3 Month Euro Euribor Future	12/14/2027	1,686,633	1,725
4	3 Month Euro Euribor Future	12/19/2028	1,124,018	763
4	3 Month Euro Euribor Future	09/19/2028	1,124,249	729
3	3-Month CORRA Futures	09/16/2026	526,231	(338)
4	3-Month CORRA Futures	12/16/2026	700,204	(1,064)

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	Carbon Emissions Future(c)	12/15/2026	$ 251,422	$ (4,668)
12	CBOT 10 Year US Treasury Note Future	06/22/2026	1,332,563	(5,469)
35	CBOT 2 Year US Treasury Note Future	07/01/2026	7,260,585	20,299
21	CBOT 5 Year US Treasury Note Future	07/01/2026	2,271,773	(3,531)
1	CBOT Rough Rice Future(c)	05/15/2026	22,750	290
5	CBOT US Treasury Bond Futures	06/22/2026	569,375	(4,344)
1	CME E-mini Russell 2000 Index Futures	06/22/2026	125,610	1,190
1	CME E-Mini Standard & Poor's 500 Index Future	06/22/2026	328,537	2,775
12	CME Euro Foreign Exchange Currency Future	06/16/2026	1,737,825	(3,375)
45	CME Japanese Yen Currency Future	06/16/2026	3,562,875	15,224
10	CME New Zealand Dollar Currency Future	06/16/2026	575,300	8,745
3	Cocoa Future(c)	09/16/2026	100,656	(10,669)
5	Cocoa Future(c)	07/17/2026	166,239	(11,658)
22	Eurex 10 Year Euro BUND Future	06/09/2026	3,188,373	18,769
31	Eurex 2 Year Euro SCHATZ Future	06/09/2026	3,789,008	21,947
6	Eurex 30 Year Euro BUXL Future	06/09/2026	764,632	2,907
15	Eurex 5 Year Euro BOBL Future	06/09/2026	2,001,214	11,473
2	Eurex EURO STOXX 50 Future	06/22/2026	127,023	169
2	Euro-BTP Italian Bond Futures	06/09/2026	268,793	(1,992)
2	Euronext CAC 40 Index Future	04/20/2026	180,883	2,793
3	EUX Short term Euro-BTP Futures	06/09/2026	367,025	(460)
4	French Government Bond Futures	06/09/2026	548,729	84
3	HKG Hang Seng China Enterprises Index Future	04/30/2026	159,872	515
1	HKG Hang Seng Index Future	04/30/2026	157,857	(881)
2	IFSC NIFTY 50 Index Futures	04/29/2026	89,926	3,714
12	LME Lead Future(c)	06/16/2026	569,064	21,061
3	Long Gilt Future	06/29/2026	348,585	2,425
3	Montreal Exchange 10 Year Canadian Bond Future	06/22/2026	258,758	(1,399)
1	NYBOT CSC C Coffee Future(c)	09/21/2026	104,288	1,012
2	NYBOT CSC Cocoa Future(c)	09/16/2026	68,340	1,510
3	NYBOT CSC Cocoa Future(c)	07/17/2026	101,010	1,850
3	NYBOT CSC Number 11 World Sugar Future(c)	07/01/2026	52,685	(1,008)
4	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2026	71,904	(1,658)
2	NYBOT CTN Frozen Concentrated Orange Juice A Future(c)	05/11/2026	57,000	(5,482)
7	NYBOT CTN Number 2 Cotton Future(c)	07/10/2026	252,455	(10,345)
4	NYBOT CTN Number 2 Cotton Future(c)	12/09/2026	148,680	(9,750)
8	NYMEX Henry Hub Natural Gas Futures(c)	05/28/2026	240,480	13,570
6	NYMEX Henry Hub Natural Gas Futures(c)	06/29/2026	193,980	8,850
9	Robusta Coffee Future 10-Tonne(c)	07/28/2026	306,450	9,571
5	Robusta Coffee Future 10-Tonne(c)	09/25/2026	167,000	6,790
24	SFE 10 Year Australian Bond Future	06/16/2026	1,784,274	7,927
74	SFE 3 Year Australian Bond Future	06/16/2026	5,292,237	17,737
8	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	5,454,904	5,864
19	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	12,957,608	12,540
24	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	16,377,485	11,248
8	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	5,454,904	6,293
2	SFE S&P ASX Share Price Index 200 Future	06/22/2026	293,677	1,683
3	SGX FTSE China A50 Futures	04/30/2026	43,608	(264)

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	Three Month SARON Index Futures	09/16/2026	$ 312,715	$ (109)
2	Three Month SONIA Index Future	12/20/2028	634,811	117
2	Three Month SONIA Index Future	06/16/2027	632,925	2,732
2	Three Month SONIA Index Future	06/21/2028	634,579	970
2	Three Month SONIA Index Future	09/15/2027	633,289	2,545
2	Three Month SONIA Index Future	09/20/2028	634,745	1,018
2	Three Month SONIA Index Future	12/15/2027	633,884	1,960
2	Three Month SONIA Index Future	03/17/2027	632,925	3,081
2	Three Month SONIA Index Future	03/15/2028	634,381	1,489
2	Three Month SONIA Index Future	03/21/2029	634,778	(16)
1	Three Month SONIA Index Futures	06/20/2029	317,372	51
12	Three-Month SOFR Future	12/15/2027	2,896,050	(862)
12	Three-Month SOFR Future	09/15/2027	2,893,350	(1,150)
11	Three-Month SOFR Future	06/21/2028	2,656,363	(350)
10	Three-Month SOFR Future	03/17/2027	2,409,125	(1,237)
12	Three-Month SOFR Future	03/15/2028	2,897,850	(775)
11	Three-Month SOFR Future	06/16/2027	2,650,588	(1,000)
5	Three-Month SOFR Futures	06/19/2029	1,205,813	75
10	Three-Month SOFR Futures	09/20/2028	2,414,125	(237)
9	Three-Month SOFR Futures	12/20/2028	2,171,925	75
8	Three-Month SOFR Futures	03/21/2029	1,930,000	(125)
4	TSE Japanese 10 Year Bond Futures	06/16/2026	3,284,167	39,208
7	Ultra U.S. Treasury Bond Futures	06/22/2026	815,938	(1,750)
4	White Sugar Future(c)	09/16/2026	91,080	(9,470)
5	White Sugar Future(c)	07/17/2026	113,000	(9,705)
	TOTAL SHORT FUTURES CONTRACTS			$ 208,342
	TOTAL FUTURES CONTRACTS			$ 257,593

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the WMFTF Fund Limited.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
OPEN FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Malaysian Ringgit	04/01/2026	UBS	4,000	$ 988	$ (9)
South African Rand	04/01/2026	UBS	1,000,000	59,109	895
Chinese Yuan Offshore	04/01/2026	UBS	500,000	72,593	298
Brazilian Real	04/02/2026	UBS	3,146,746	607,533	7,533
Chilean Peso	04/30/2026	UBS	91,011,001	98,092	(1,908)
Brazilian Real	05/05/2026	UBS	3,173,491	608,687	8,687
South African Rand	06/17/2026	UBS	5,000,000	293,830	(4,703)
Turkish Lira	06/17/2026	UBS	1,500,000	30,960	(102)
Chinese Yuan Offshore	06/17/2026	UBS	10,000,000	1,459,627	(948)
				$ 3,231,419	$ 9,743

To Sell:
Chinese Yuan Offshore	04/01/2026	UBS	500,000	$ 72,593	$ (258)
South African Rand	04/01/2026	UBS	1,000,000	59,109	(877)
Brazilian Real	04/02/2026	UBS	3,153,714	608,879	(8,879)
Euro	04/02/2026	UBS	20	23	–
Chilean Peso	04/30/2026	UBS	91,482,220	98,600	1,400
Indian Rupee	04/30/2026	UBS	102,710,560	1,092,103	7,895
Indonesia Rupiah	04/30/2026	UBS	5,105,340,000	300,745	(745)
Philippine Peso	04/30/2026	UBS	6,055,550	100,008	(8)
South Korean Won	04/30/2026	UBS	754,312,300	501,635	(1,635)
Taiwanese Dollar	04/30/2026	UBS	6,424,200	199,993	7
Chinese Yuan Offshore	06/17/2026	UBS	500,000	72,981	(303)
South African Rand	06/17/2026	UBS	3,000,000	176,298	(119)
				$ 3,282,967	$ (3,522)

Total					$ 6,221

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Euro	Swedish Krona	4/1/2026	UBS	91,656	1,000,000	105,936	(105,616)	$ 320
Swedish Krona	Euro	4/1/2026	UBS	1,000,000	91,636	105,616	(105,913)	(297)
Euro	Norwegian Krone	4/7/2026	UBS	89,128	1,000,000	103,041	(103,299)	(258)
Norwegian Krone	Euro	4/7/2026	UBS	1,000,000	89,119	103,299	(103,030)	269

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy: (continued)
Euro	Polish Zloty	6/17/2026	UBS	116,499	500,000	135,122	(134,664)	$ 458
Euro	Swedish Krona	6/17/2026	UBS	462,259	5,000,000	536,157	(530,130)	6,027
Norwegian Krone	Euro	6/17/2026	UBS	6,000,000	534,637	619,398	(620,104)	(706)
Polish Zloty	Euro	6/17/2026	UBS	500,000	116,899	134,664	(135,586)	(922)
Swedish Krona	Euro	6/17/2026	UBS	8,000,000	746,182	848,208	(865,464)	(17,256)
				17,259,542	9,078,473	$ 2,691,441	$ 2,703,806	$ (12,365)

Total								$ (6,144)